Basis of Presentation - Schedule of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2020
Maximum | Kiosks and components
Estimated useful life	5 years
Maximum | Computers, servers, and software
Estimated useful life	3 years
Maximum | Leasehold improvements
Estimated useful life	6 years
Maximum | Office furniture and equipment
Estimated useful life	7 years
Maximum | Leased Vehicles
Estimated useful life	4 years
Minimum | Kiosks and components
Estimated useful life	3 years
Minimum | Computers, servers, and software
Estimated useful life	2 years
Minimum | Leasehold improvements
Estimated useful life	3 years
Minimum | Office furniture and equipment
Estimated useful life	5 years
Minimum | Leased Vehicles
Estimated useful life	3 years